Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Penalty payable(i)	8,620	6,820
Refundable deposits from members, current	4,044	2,086
Accrued payroll	2,442	2,538
VAT payable	209	265
Other taxes payable	876	512
Third-party loans(ii)	330	735
Amounts reimbursable to employees	123	118
Others	3,717	5,015
Total	20,361	18,089
(i)	This item represents penalty for early termination of lease, overdue rent and legal proceedings.

(ii)	This item represents loans borrowed from third-party individuals with annual interest rate from 0% to 24%.